General - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended	0 Months Ended			3 Months Ended
	Mar. 31, 2012 Dean Foods' Investment [Member]	May 01, 2013 Parent Company [Member] Subsequent Event [Member]	May 01, 2013 Parent Company [Member] Common Class A [Member] Subsequent Event [Member]	May 01, 2013 Parent Company [Member] Common Class B [Member] Subsequent Event [Member]	Mar. 31, 2013 Parent Company [Member] IPO [Member]
General [Line Items]
Total amount of allocation	$ 9.3
Percentage of economic interest					86.70%
Percentage of voting interest in outstanding common stock					98.50%
Expected percentage ownership of outstanding shares		19.90%
Distribution date		May 23, 2013
Number of shares to be distributed as dividend			47,686,000	67,914,000
Record date for the distribution		May 17, 2013
Expected period to dispose of remaining shares			18 months